Concentration of credit risks (Details) - IoT	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Multinational Electronics Contract Manufacturing Company | Net Sales
Concentration risk	18.00%	12.00%	8.00%
Multinational Electronics Contract Manufacturing Company | Accounts Receivable
Concentration risk	14.00%	19.00%
International Luxury Watch Company | Net Sales
Concentration risk	0.00%	6.00%	2.00%
International Luxury Watch Company | Accounts Receivable
Concentration risk	2.00%	13.00%
International Packaging Solutions, Technology and Chips | Net Sales
Concentration risk	8.00%	11.00%	3.00%
International Packaging Solutions, Technology and Chips | Accounts Receivable
Concentration risk	2.00%	0.00%
International Audio Software and Hardware Solutions Company | Net Sales
Concentration risk	0.00%	2.00%	0.00%
International Audio Software and Hardware Solutions Company | Accounts Receivable
Concentration risk	0.00%	11.00%